Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2020
Renewable Energy Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	20 years
Pipelines [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	20 years
Bottom of Range [Member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Bottom of Range [Member] | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	3 years
Bottom of Range [Member] | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	2 years
Bottom of Range [Member] | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	5 years
Bottom of Range [Member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | High-Voltage Network [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Low- and Medium-Voltage Network [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Measuring and Remote Control Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Bottom of Range [Member] | Primary Substations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	6 years
Top of Range [Member] | Buildings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	60 years
Top of Range [Member] | Plant and Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
Top of Range [Member] | IT Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	15 years
Top of Range [Member] | Fixtures and Fittings [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	35 years
Top of Range [Member] | Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	10 years
Top of Range [Member] | Civil Engineering Works at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	65 years
Top of Range [Member] | Electromechanical Equipment at Hydroelectric Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	45 years
Top of Range [Member] | Combined Cycle Power Plants [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years
Top of Range [Member] | High-Voltage Network [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	60 years
Top of Range [Member] | Low- and Medium-Voltage Network [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Top of Range [Member] | Measuring and Remote Control Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	50 years
Top of Range [Member] | Primary Substations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment estimated useful life	25 years